Summary of Disaggregated Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2020	[1]	Sep. 30, 2020	[1]	Jun. 30, 2020	[1]	Mar. 31, 2020	[1]	Dec. 31, 2019	[1]	Sep. 30, 2019	[1]	Jun. 30, 2019	[1]	Mar. 31, 2019	[1]	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage																	100.00%		100.00%		100.00%
Revenues	$ 1,154,716		$ 1,536,671		$ 1,355,385		$ 1,008,156		$ 1,072,315		$ 1,394,915		$ 1,371,854		$ 931,278		$ 5,054,928	[1]	$ 4,770,362	[1]	$ 4,546,653
United States
Disaggregation of Revenue [Line Items]
Revenues																	4,535,262		4,184,206		3,981,056
Canada
Disaggregation of Revenue [Line Items]
Revenues																	301,727		294,040		291,685
Latin America and the Caribbean
Disaggregation of Revenue [Line Items]
Revenues																	$ 217,939		$ 292,116		$ 273,912
HVAC Equipment
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage																	69.00%		68.00%		67.00%
Other HVAC Products
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage																	28.00%		28.00%		29.00%
Commercial Refrigeration Products
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage																	3.00%		4.00%		4.00%

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the first and fourth quarters. Demand related to the new construction sectors throughout most of the markets is fairly evenly distributed throughout the year except for dependence on housing completions and related weather and economic conditions.